Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2011
Statement Of Stockholders Equity [Abstract]
Per share value of common stock issued	$ 0.0002
Per share value of common stock issued	$ 0.004
Common stock shares issued to Peak Wellness, Inc. as part of purchase price of intellectual property		7,024,000